Loans and Advances to Banks, net (Details) - Schedule of loans and advance to banks, net - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Domestic Banks
Interbank loans	$ 160,018	$ 260,002
Other credits with domestic banks
Provisions for loans to domestic banks	(31)	(214)
Subtotal	159,987	259,788
Foreign Banks
Loans to foreign banks	158,308	185,858
Credits with third countries	498	167
Chilean export trade banks	121,008	113,596
Provisions for loans to foreign banks	(50)	(244)
Subtotal	279,764	299,377
Central Bank of Chile
Central Bank deposits	1,090,000	2,380,033
Other Central Bank credits
Subtotal	1,090,000	2,380,033
Total	$ 1,529,751	$ 2,939,198